Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense of Intangible Assets) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets
2012	¥ 82,896
2013	64,009
2014	45,010
2015	24,852
2016	¥ 13,427